UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from November 1, 2022 to November 30, 2022

Commission File Number of issuing entity: 333-224598-07

Central Index Key Number of issuing entity: 0001826657

VERIZON OWNER TRUST 2020-C

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-224598

Central Index Key Number of depositor: 0001737286

VERIZON ABS LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001175215

CELLCO PARTNERSHIP

(Exact name of sponsor as specified in its charter)

Karrie E. Schweikert

908-559-5672

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

22-3372889

(I.R.S. Employer Identification No.)

One Verizon Way
Basking Ridge, New Jersey	07920
(Address of principal executive offices of the issuing entity)	(Zip Code)

212-395-1000

(Telephone number including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A Notes
Fixed Rate Class B Notes
Fixed Rate Class C Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes    No

PART I — DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of Verizon Owner Trust 2020-C for the distribution period commencing on November 1, 2022 and ending on November 30, 2022 is set forth in the monthly investor report relating to the December 20, 2022 distribution, which is attached as Exhibit 99.1 to this Form 10-D.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Verizon Owner Trust 2020-C for the distribution period commencing on November 1, 2022 and ending on November 30, 2022. Cellco Partnership (Central Index Key Number: 0001175215), as securitizer, most recently filed a Form ABS-15G on February 4, 2022 with respect to all asset-backed securities sponsored by it, including those securities issued by Verizon Owner Trust 2020-C.

The revolving period ended and the amortization period began for Verizon Owner Trust 2020-C on November 21, 2022. The final acquisition of receivables by Verizon Owner Trust 2020-C occurred on October 20, 2022, and the receivables acquired on such date had a cut-off date as of the end of the calendar day on September 30, 2022 (the “final cutoff date”).

All of the receivables acquired by Verizon Owner Trust 2020-C during the period beginning on January 1, 2022 and ending on (and including) October 20, 2022 (the “2022 Additional Receivables”) were reviewed by Cellco Partnership to confirm that the 2022 Additional Receivables satisfied the requirements and tests set forth in the prospectus, dated October 27, 2020 (the “Prospectus”), under the headings “Receivables—Criteria for Selecting the Receivables” (as of the related cutoff date) and “Receivables—Pool Composition and Credit Enhancement Tests” (as of the related cutoff date). As of the related cutoff date, (i) all of the 2022 Additional Receivables satisfied the eligibility criteria set forth in the Prospectus under the heading “Receivables—Criteria for Selecting the Receivables” and (ii) the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” were satisfied with respect to the aggregate pool of receivables held by Verizon Owner Trust 2020-C on such date. Neither Verizon ABS LLC nor Cellco Partnership engaged a third party to assist with the review of the 2022 Additional Receivables.

Pursuant to the requirements of Item 1121(b) of Regulation AB, (i) there are no material changes to the information provided in the Prospectus pursuant to Items 1110 and 1112 of Regulation AB and (ii) certain changes to the information provided in the Prospectus or otherwise previously disclosed in one or more reports filed under the Securities Exchange Act of 1934, as amended, pursuant to Items 1111 of Regulation AB are provided in the tables set forth below.

The following tables show the characteristics or distributions of some characteristics of the pool of receivables (including the 2022 Additional Receivables) (which are collectively referred to as the “Receivables”) as of the final cutoff date. The values and percentages in the following tables may not sum to total due to rounding. All percentages and averages are based on the aggregate principal balance of the Receivables as of the final cutoff date unless otherwise stated.

Number of Receivables	4,023,925
Number of accounts	3,618,035
Aggregate original principal balance	$3,241,998,438.14
Aggregate principal balance	$1,392,106,678.90
Principal balance
Minimum	$0.01
Maximum	$1,646.58
Average	$345.96
Average monthly payment	$31.29
Weighted average remaining installments (in months)(1)	13
Weighted average FICO® Score(1)(2)(3)	723
Percentage of Receivables with obligors without a FICO® Score(3)	3.30%
Percentage of Receivables with obligors with a down payment(4)	11.41%
Percentage of Receivables with obligors with smart phones	93.47%
Percentage of Receivables with obligors with other wireless devices	6.53%
Percentage of Receivables with obligors with upgrade eligibility(5)	63.38%
Percentage of Receivables with device insurance	31.96%
Percentage of Receivables with account level device insurance(6)	28.81%
Geographic concentration (Top 3 States)(7)
California	10.35%
Texas	6.23%
Florida	6.19%
Weighted average customer tenure (in months)(1)(8)	108
Percentage of Receivables with monthly payments	100.00%
Percentage of Receivables with 0.00% APR	100.00%
Percentage of Receivables with 36 month original term	0.04%
Percentage of Receivables with 30 month original term	42.96%
Percentage of Receivables with 24 month original term	57.00%
Percentage of Receivables with 6 month original term(9)	0.00%
Financing for wireless devices	100.00%
Unsecured Receivables	0.00%
Secured Receivables	100.00%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of the final cutoff date.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated, with respect to each obligor, on or about the date on which the Receivable was originated.
(4)	Includes voluntary down payments.
(5)	Comprised of obligors whose wireless devices are subject to Verizon Wireless’ current upgrade program.
(6)	See “Origination and Description of Device Payment Plan Agreement Receivables—Insurance on Wireless Devices” in the Prospectus. Excludes Receivables with device insurance.
(7)	Based on the billing addresses of the obligors.
(8)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.
(9)	Represents a number greater than 0.00% but less than 0.01%.

Geographic Concentration of the Receivables(1)

Geographic Concentration	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
California	394,292	$144,075,846.39	10.35%
Texas	239,567	86,673,422.37	6.23
Florida	243,030	86,179,742.91	6.19
New York	232,099	79,760,331.58	5.73
North Carolina	177,131	61,171,852.79	4.39
Ohio	184,028	60,890,852.31	4.37
Pennsylvania	157,462	51,682,530.84	3.71
Georgia	142,805	50,995,380.69	3.66
New Jersey	144,435	50,303,302.98	3.61
Michigan	147,107	49,426,826.90	3.55
Virginia	133,158	46,221,263.09	3.32
Illinois	135,624	46,141,555.54	3.31
All other	1,693,187	578,583,770.51	41.56

Total	4,023,925	$1,392,106,678.90	100.00%

(1)	The table shows the states with concentrations greater than 3.0% of the aggregate principal balance of the Receivables as of the final cutoff date based on the billing addresses of the obligors.

Distribution of the FICO® Score of the Receivables (1)

FICO® Score	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance	Percentage of Overall Device Payment Plan Agreement Portfolio(2)
No FICO® Score(3)	138,922	$46,003,428.49	3.30%	4.05%
250 - 599	456,123	160,554,703.03	11.53	13.21
600 - 649	393,829	142,537,744.51	10.24	10.67
650 - 699	520,532	187,751,139.95	13.49	13.52
700 - 749	633,917	224,702,401.95	16.14	15.38
750 or greater	1,880,602	630,557,260.97	45.30	43.16

Total	4,023,925	$1,392,106,678.90	100.00%	100.00%

(1)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(2)

Represents the aggregate principal balance of device payment plan agreements in the device payment plan agreement portfolio in each FICO® Score Range as a percentage of the aggregate principal balance of the device payment plan agreement portfolio as of the final cutoff date.

(3)	Represents Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.

Distribution of the Customer Tenure of the Receivables(1)

Customer Tenure	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Less than 7 months	579,558	$201,287,685.14	14.46%
7 months to less than 12 months	60,733	20,195,047.06	1.45
12 months to less than 24 months	208,570	74,904,305.76	5.38
24 months to less than 36 months	240,494	90,791,400.72	6.52
36 months to less than 48 months	195,819	71,142,550.63	5.11
48 months to less than 60 months	179,796	65,442,033.18	4.70
60 months or greater	2,558,955	868,343,656.41	62.38

Total	4,023,925	$1,392,106,678.90	100.00%

(1)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.

Distribution of the Monthly Payment on the Receivables

Monthly Payment	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
$0.01 - $15.00	417,418	$44,696,328.94	3.21%
$15.01 - $20.00	409,269	68,318,615.60	4.91
$20.01 - $25.00	377,790	93,916,187.61	6.75
$25.01 - $30.00	452,910	156,272,493.46	11.23
$30.01 - $35.00	766,496	285,993,123.10	20.54
$35.01 - $40.00	728,939	340,327,650.99	24.45
$40.01 - $45.00	307,081	129,481,649.95	9.30
Greater than $45.00	564,022	273,100,629.25	19.62

Total	4,023,925	$1,392,106,678.90	100.00%

Distribution of the Remaining Installments on the Receivables

Remaining Installments	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
24 months	142	$114,764.12	0.01%
23 months	1,038	708,859.70	0.05
22 months	45,959	28,561,740.59	2.05
21 months	133,357	82,739,753.24	5.94
20 months	155,948	90,619,864.54	6.51
19 months	131,331	72,824,644.97	5.23
18 months	127,904	72,759,166.25	5.23
17 months	57,531	34,627,551.89	2.49
16 months	95,213	54,532,577.40	3.92
15 months	183,539	99,139,649.83	7.12
14 months	200,217	98,871,889.60	7.10
13 months	244,078	112,116,031.02	8.05
12 months	282,299	123,589,774.71	8.88
11 months	238,855	84,267,116.01	6.05
10 months	276,657	89,408,675.72	6.42
9 months	293,723	89,560,052.06	6.43
8 months	283,563	77,897,537.17	5.60
7 months	194,300	46,184,914.42	3.32
6 months	166,390	32,813,794.65	2.36
5 months	136,877	23,488,520.65	1.69
4 months	133,163	18,870,088.01	1.36
3 months	179,441	20,163,977.93	1.45
2 months	192,420	15,733,067.47	1.13
1 month	166,985	8,908,542.44	0.64
0 months	102,995	13,604,124.51	0.98

Total	4,023,925	$1,392,106,678.90	100.00%

Distribution of the Last Payment Type on the Receivables

Last Payment Type	Number of Receivables	Aggregate Principal Balance	Percentage of Aggregate Principal Balance
Credit or Debit Card	2,013,859	$713,974,090.20	51.29%
ACH	498,897	166,270,756.52	11.94
Direct Debit	1,365,222	472,770,081.94	33.96
Check	111,447	27,697,965.10	1.99
Cash or Other(1)	34,500	11,393,785.14	0.82

Total	4,023,925	$1,392,106,678.90	100.00%

(1)	Includes payments received in the form of cash, credits and Verizon-specific gift cards or through an indirect agent.

The Receivables satisfied the Pool Composition Tests and the Credit Enhancement Test set forth in the Prospectus under the heading “Receivables—Pool Composition and Credit Enhancement Tests” as of the final cutoff date. The following table shows the statistics relevant to the Pool Composition Tests for the Receivables as of the final cutoff date. All percentages and averages are based on the aggregate principal balance of the Receivables as of the final cutoff date, unless otherwise stated.

Weighted average FICO® Score(1)(2)(3)	723
Percentage of Receivables with obligors without a FICO® Score(3)	3.30%
Percentage of Receivables with obligors with:
Less than 12 months of customer tenure with Verizon Wireless(4)	15.91%
7 months or more, but less than 24 months of customer tenure with Verizon Wireless(4)	6.83%
60 months or more of customer tenure with Verizon Wireless(4)	62.38%
Percentage of Receivables with obligors (i) for whom FICO® Scores are not available or (ii) that have FICO® Scores below 650 and with:
Less than 12 months of customer tenure with Verizon Wireless(3)(4)	6.05%
12 months or more, but less than 60 months of customer tenure with Verizon Wireless (3)(4)(5)	36.87%
60 months or more of customer tenure with Verizon Wireless (3)(4)(6)	17.67%

(1)	Weighted averages are weighted by the aggregate principal balance of the Receivables as of the final cutoff date.
(2)	Excludes Receivables that have obligors who did not have FICO® Scores because they are individuals with minimal or no recent credit history.
(3)	This FICO® Score reflects the FICO® Score 8 of the related obligor. The FICO® Score is calculated with respect to each obligor on or about the date on which such Receivable was originated.
(4)	For a complete description of the calculation of customer tenure, see “Origination and Description of Device Payment Plan Agreement Receivables—Origination Characteristics” in the Prospectus.
(5)	As a percentage of the aggregate principal balance for Receivables with obligors with 12 months or more, but less than 60 months of customer tenure with Verizon Wireless.
(6)	As a percentage of the aggregate principal balance for Receivables with obligors with 60 months or more of customer tenure with Verizon Wireless.

PART II — OTHER INFORMATION

Item 10. Exhibits.

Exhibit 99.1	Monthly investor report relating to the December 20, 2022 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: December 29, 2022

VERIZON OWNER TRUST 2020-C (Issuing Entity)

By:	Cellco Partnership,
solely as servicer

By:	/s/ Kee Chan Sin
Name: Kee Chan Sin
Title: Vice President and Assistant Treasurer